Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability
The following table reconciles the decommissioning liability:

($ millions)	2017	2016
Decommissioning liability, beginning of year	1,314.4	1,255.4
Liabilities incurred	39.9	43.1
Liabilities acquired through capital acquisitions	25.1	23.7
Liabilities disposed through capital dispositions	(66.5)	(10.7)
Liabilities settled	(25.1)	(16.0)
Revaluation of acquired decommissioning liabilities (1)	42.8	36.1
Change in estimated future costs	2.8	(27.1)
Change in discount rate	(7.2)	(14.5)
Accretion expense	30.3	25.9
Reclassified as liabilities associated with assets held for sale	(4.6)	—
Foreign exchange	(7.7)	(1.5)
Decommissioning liability, end of year	1,344.2	1,314.4
Expected to be incurred within one year	33.7	23.7
Expected to be incurred beyond one year	1,310.5	1,290.7

(1)
These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.